OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2011
OTHER LONG TERM ASSETS
NOTE 3:	OTHER LONG TERM ASSETS

	December 31,
	2010	2011

Deferred tax assets	$1,824	$1,782
Government authorities	-	883
Other	1,131	881

	$2,955	$3,546